SHORT-TERM BORROWINGS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
SHORT-TERM BORROWINGS [Line Items]
Total short-term borrowings		¥ 39,633		$ 355	¥ 2,300
Short-term borrowings [Member]
SHORT-TERM BORROWINGS [Line Items]
Interest expenses incurred	¥ 4,292	¥ 25,057	¥ 6,247
Weighted average interest rate (as a percent)		14.80%		10.00%	10.00%
Weighted average short-term borrowings	¥ 11,031	¥ 81,953